Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income before Income Taxes and Provision for Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Income before income taxes:
Japan	¥296,577	¥254,352	¥223,327
Overseas	138,924	141,378	189,234

	¥435,501	¥395,730	¥412,561

Provision for income taxes:
Current—
Japan	¥85,514	¥83,995	¥55,577
Overseas	22,810	19,824	35,370

	108,324	103,819	90,947

Deferred—
Japan	5,960	(51,795)	9,643
Overseas	(372)	16,667	5,247

	5,588	(35,128)	14,890

Provision for income taxes	¥113,912	¥68,691	¥105,837

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes
Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Income before income taxes	¥435,501	¥395,730	¥412,561

Tax provision computed at statutory rate	¥138,054	¥124,655	¥129,957
Increases (reductions) in taxes due to:
Change in valuation allowance	(6,971)	(329)	2,505
Nondeductible expenses	3,000	4,431	4,319
Nontaxable income	(4,464)	(15,176)	(3,612)
Effect of lower tax rates on certain subsidiaries	(5,713)	(17,950)	(24,862)
Effect of investor taxes on earnings of subsidiaries	3,831	(26,756)	3,039
Effect of the tax law and rate change s	(16,232)	(1,264)	(6,642)
Other, net	2,407	1,080	1,133

Provision for income taxes	¥113,912	¥68,691	¥105,837

Total Income Tax Recognized
Total income taxes recognized in fiscal 2018, 2019 and 2020 was allocated as follows:

	Millions of yen
	2018	2019	2020
Provision for income taxes	¥113,912	¥68,691	¥105,837
Income taxes allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(11,084)	4,013	(7,016)
Net change of debt valuation adjustments	0	90	340
Net change of defined benefit pension plans	(911)	(2,864)	448
Net change of foreign currency translation adjustments	(1,517)	729	10,276
Net change of unrealized gains (losses) on derivative instruments	139	(1,258)	(2,163)
Direct adjustments to shareholders’ equity	(2)	0	0

Total income taxes	¥100,537	¥69,401	¥107,722

Deferred Tax Assets and Liabilities
The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Assets:
Net operating loss carryforwards	¥14,246	¥22,471
Allowance for doubtful receivables on finance leases and probable loan losses	16,336	14,557
Investment in securities	5,045	11,305
Accrued expenses	21,498	18,978
Investment in operating leases	13,134	11,654
Property under facility operations	8,642	8,091
Installment loans	4,737	4,353
Unrealized losses on investment in securities	0	4,877
Lease liabilities	0	78,697
Other	58,689	56,169

	142,327	231,152
Less: valuation allowance	(13,156)	(15,369)

	129,171	215,783
Liabilities:
Investment in direct financing leases	10,819	0
Net investment in Leases	0	8,594
Investment in operating leases	97,653	105,667
Unrealized gains on investment in securities	6,971	4,687
Deferred insurance policy acquisition costs	56,132	62,321
Policy liabilities and policy account balances	38,227	42,949
Property under facility operations	11,594	17,352
Other intangible assets	97,426	97,383
Undistributed earnings	42,329	47,878
Prepaid benefit cost	8,932	8,837
Advances paid	7,681	10,218
Right-of-use assets	0	79,642
Other	31,278	31,318

	409,042	516,846

Net deferred tax liability	¥279,871	¥301,063

Net deferred tax assets and liabilities at March 31, 2019 and 2020 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2019	2020
Other assets	¥33,962	¥27,084
Income taxes: Deferred	313,833	328,147

Net deferred tax liability	¥279,871	¥301,063

Net Operating Loss Carryforwards Expire Date
The Company and certain subsidiaries have net operating loss carryforwards of ¥171,725 million at March 31, 2020, which expire as follows:

Year s ending March 31,	Millions of yen
2021	¥12,549
2022	5,656
2023	8,847
2024	16,888
2025	10,882
Thereafter	90,681
Indefinite period	26,222

Total	¥171,725